Expense Example	Apr. 17, 2026 USD ($)
Milliman Healthcare Inflation Guard ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	183
Milliman Healthcare Inflation Plus ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	$ 178